Schedule of Investments (unaudited) October 31, 2022	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 4.0%
Johnson Controls International PLC	1,249	$72,242
Kingspan Group PLC	795	40,082
Owens Corning	451	38,610

		150,934

Capital Markets — 1.4%
Agronomics Ltd.(a)	315,629	54,294

Chemicals — 15.1%
Ecolab Inc.	484	76,022
FMC Corp.	1,007	119,732
Koninklijke DSM NV	625	73,519
Nutrien Ltd.	1,704	143,988
Robertet SA	85	70,825
Symrise AG	905	92,376

		576,462

Commercial Services & Supplies — 4.2%
Cleanaway Waste Management Ltd.	61,356	106,129
Republic Services Inc.	206	27,320
Waste Management Inc.	174	27,556

		161,005

Construction & Engineering — 1.3%
Quanta Services Inc.	345	49,004

Containers & Packaging — 3.9%
Crown Holdings Inc.	879	60,291
SIG Group AG	4,555	87,561

		147,852

Electric Utilities — 4.4%
Enel SpA	25,708	114,847
NextEra Energy Inc.	331	25,652
Orsted AS(b)	331	27,309

		167,808

Electrical Equipment — 4.8%
ITM Power PLC(a)(c)	5,124	4,840
Prysmian SpA	912	29,684
Schneider Electric SE	549	69,425
Vestas Wind Systems A/S	2,952	58,195
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	22,800	19,756

		181,900

Electronic Equipment, Instruments & Components — 5.4%
Keyence Corp.	200	75,413
Samsung SDI Co. Ltd.	256	132,074

		207,487

Food Products — 12.8%
Archer-Daniels-Midland Co.	766	74,287
Bunge Ltd.	1,395	137,686
Darling Ingredients Inc.(a)	532	41,751
Kerry Group PLC, Class A	995	86,421
Maple Leaf Foods Inc.	2,345	34,753
Salmar ASA	2,020	68,481
SunOpta Inc.(a)	3,850	43,236

		486,615

Independent Power and Renewable Electricity Producers — 4.3%
EDP Renovaveis SA	6,525	137,302
Orron Energy AB	12,960	26,885

		164,187

Security	Shares	Value

Machinery — 18.2%
Ag Growth International Inc.	4,200	$107,594
AGCO Corp.	658	81,704
Atlas Copco AB, Class A	3,880	41,412
Deere & Co.	414	163,870
Evoqua Water Technologies Corp.(a)	3,847	150,725
Ingersoll Rand Inc.	1,414	71,407
John Bean Technologies Corp.(c)	409	37,301
Marel HF(b)	5,648	20,261
Spirax-Sarco Engineering PLC	155	19,101

		693,375

Metals & Mining — 0.8%
Sims Ltd.	4,074	31,852

Paper & Forest Products — 2.7%
UPM-Kymmene OYJ	3,055	102,701

Professional Services — 1.9%
Bureau Veritas SA	2,859	70,732

Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices Inc.	249	35,512
Canadian Solar Inc.(a)	1,431	48,511
First Solar Inc.(a)	471	68,564
Infineon Technologies AG	3,284	79,688

		232,275

Software — 3.6%
Ansys Inc.(a)	310	68,559
Dassault Systemes SE	2,093	70,155

		138,714

Total Common Stocks — 94.9% (Cost: $4,206,619)		3,617,197

Warrants

Capital Markets — 0.1%
Agronomics Ltd., (Expires 12/08/23)(a)	329,052	2,457

Total Warrants — 0.1% (Cost: $—)		2,457

Total Long-Term Investments — 95.0% (Cost: $4,206,619)		3,619,654

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	44,641	44,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	190,000	190,000

Total Short-Term Securities — 6.1% (Cost: $234,640)		234,632

Total Investments — 101.1% (Cost: $4,441,259)		3,854,286

Liabilities in Excess of Other Assets — (1.1)%		(43,213)

Net Assets — 100.0%		$3,811,073

(a) Non-income producing security.

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Climate and Sustainable Economy ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$127,650	$ —	$(83,046	)(a)	$36	$(8)	$44,632	44,641	$68	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—	(120,000	)(a)	—	—	190,000	190,000	1,638		—

					$36	$(8)	$234,632		$1,706		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,880,432	$1,736,765	$—	$3,617,197
Warrants	—	2,457	—	2,457
Money Market Funds	234,632	—	—	234,632

	$2,115,064	$1,739,222	$—	$3,854,286

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